UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21712

CLOUGH GLOBAL EQUITY FUND
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Equity Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2006

Item 1 – Schedule of Investments.

CLOUGH GLOBAL EQUITY FUND

QUARTERLY STATEMENT OF INVESTMENTS

December 31, 2006    (UNAUDITED)

	Shares	Value
COMMON STOCKS 109.47%
Consumer/Retail 6.65%
ASKUL Corp.	48,100	$935,688
Avis Budget Group, Inc.	14,100	305,829
Cia Brasileira de Distribuicao Grupo Pao de Acucar	19,000	649,230
Coinmach Service - Class A	200,000	2,380,000
Daimaru, Inc.	247,100	3,349,206
DSW, Inc. (a)	141,309	5,450,288
Fast Retailing Company Ltd.	19,300	1,842,343
Honeys Co. Ltd.	26,700	991,673
Isetan Co. Ltd.	91,000	1,644,049
Melco PBL Entertainment Macau Ltd. - ADR (a)	2,000	42,520
Point, Inc.	31,700	2,083,055
Staples, Inc.	74,800	1,997,160
Takashimaya Co. Ltd.	121,000	1,710,197
Toppan Forms Company Ltd.	137,600	1,919,381
Yamada Denki Co. Ltd.	10,500	891,139
		26,191,758

Energy 17.18%
Coal 0.27%
Evergreen Energy, Inc. (a)	23,800	235,382
Westmoreland Coal Company (a)	42,100	828,107
		1,063,489

Exploration & Production 7.31%
Addax Petroleum Corp. (b)	41,300	1,159,510
Anadarko Petroleum Corp.	55,000	2,393,600
Cairn Energy PLC (a)	62,200	2,190,938
Canadian Natural Resources Ltd.	16,500	878,295
Chesapeake Energy Corp. *	32,900	955,745
Chevron Corp .	25,000	1,838,250
Cnooc Ltd.	4,000	380,083
ConocoPhillips *	31,200	2,244,840
Devon Energy Corp.	65,000	4,360,200
EOG Resources, Inc.	20,000	1,249,000
Hess Corp. *	65,300	3,236,921
Newfield Exploration Co. (a)	800	36,760
Parallel Petro Corp. (a)	110,000	1,932,700
PetroHawk Energy Corp. (a)	15,000	172,500
PetroHawk Energy Corp. (a) (d)	30,100	346,150
Southwestern Energy (a)	54,300	1,903,215
Suncor Energy, Inc.	24,000	1,893,840
Talisman Energy, Inc.	44,800	760,657
Ultra Petroleum Corp. (a)	17,900	854,725
		28,787,929

Oil Services and Drillers 9.11%
Cameron International Corp. (a)	9,100	482,755
Diamond Offshore Drilling, Inc.	49,500	3,957,030
Global SantaFe Corp.	99,400	5,842,732
Grant Prideco, Inc. (a)	12,500	497,125
Halliburton Company *	122,100	3,791,205
Helix Energy Solutions Group, Inc. (a)	4,100	128,617
Helmerich & Payne, Inc.	80,000	1,957,600
National - Oilwell, Inc. (a)	17,000	1,040,060
Noble Corp.	79,500	6,053,925
Oil States International, Inc. (a)	7,900	254,617
Petroplus Holdings AG (a)	2,000	121,461
Rowan Companies, Inc.	20,000	664,000
Schlumberger Ltd.	60,700	3,833,812
Transocean, Inc. (a) *	63,441	5,131,742
Weatherford International (a)	50,300	2,102,037
		35,858,718

Refiners 0.49%

Valero Energy Corp.	37,500	1,918,500
TOTAL ENERGY		67,628,636

Finance 35.84%
Banks 26.03%
77 Bank Ltd.	221,000	1,402,084
Banco Bilbao Vizcaya - Spon ADR	64,500	1,551,870
Banco Bradesco - Spon ADR	197,400	7,965,090
Banco Itau Holding Financeira - Spon ADR	158,900	5,726,756
Banco Santander Chile - Spon ADR	19,000	915,040
BanColombia - Spon ADR	65,800	2,049,670
Bangkok Bank PLC	437,900	1,358,787
Bank of Kyoto Ltd.	184,600	1,721,827
Bank of Yokohama Ltd.	525,700	4,117,074
Barclays PLC - Spon ADR	60,200	3,500,028
Barclays PLC	182,700	2,611,380
Brookline Bancorp, Inc.	255,500	3,364,935
Chiba Kogyo Bank Ltd. (a)	119,900	1,718,830
Citigroup, Inc.	204,300	11,379,510
Credit Suisse Group	20,400	1,424,940
DBS Group Holdings Ltd.	58,000	854,637
Hana Financial Group, Inc.	61,200	3,217,935
Hokkoku Bank Ltd.	218,100	866,865
HSBC Holdings PLC	99,400	1,811,944
Joyo Bank Ltd.	646,000	3,566,422
Kasikornbank PLC	541,100	938,721
KBW, Inc. (a)	11,000	323,290
Kookmin Bank (a)	15,000	1,209,600
Mizuho Financial Group, Inc.	269	1,921,348
Morgan Stanley	7,700	627,011
NewAlliance Bancshares, Inc.	129,700	2,127,080
Nikko Cordial Corp.	444,100	5,093,874
Nomura Holdings, Inc - ADR *	167,700	3,176,238
Nomura Holdings, Inc.	136,900	2,582,585
People’s Bank	19,000	847,780
Shizuoka Bank Ltd.	496,000	4,922,281
Siam Commercial Bank PLC	761,000	1,245,077
Sovereign Bancorp, Inc.	23,100	586,509
Sumitomo Mitsui Financial Group, Inc.	180	1,845,301
Towa Bank Ltd.	207,000	455,729
UBS AG - Registered	39,500	2,400,472
UBS AG	126,800	7,649,844
Unibanco - Uniao de Bancos Brasileiros SA - ADR	36,500	3,393,040
		102,471,404

Non-Bank 9.81%
Apollo Investment Corp. *	528,626	11,841,223
Ares Capital Corp.	82,300	1,572,753
Crystal River Capital, Inc.	58,700	1,498,611
Daiwa Securities Group, Inc.	661,700	7,422,961
Fannie Mae	85,800	5,095,662
Freddie Mac	37,200	2,525,880
Kohlberg Capital Corp. (a)	20,000	346,000
Legg Mason, Inc.	8,000	760,400
MCG Capital Corp.	120,000	2,438,400
Mitsubishi UFJ Financial Group, Inc.	186	2,297,550
Monex Beans Holdings, Inc.	1,165	905,529
NIS GROUP Co. Ltd.	2,400,000	1,089,030
SBI E*Trade Securities	860	816,604
		38,610,603
TOTAL FINANCE		141,082,007

Healthcare 2.89%
BioSphere Medical, Inc. (a) (d)	100,000	668,000
BioSphere Medical, Inc. (a)	121,100	808,948
Boston Scientific Corp. (a)	73,200	1,257,576
Sepracor, Inc. (a)	90,000	5,542,200
UnitedHealth Group, Inc.	57,500	3,089,475
		11,366,199

Industrial 10.02%
Agrium, Inc.	50,300	1,583,947
Altra Holdings, Inc. (a)	5,000	70,250
American Science & Engineering, Inc. (a) *	87,012	5,178,084
Boeing Co.	13,900	1,234,876
Caterpillar, Inc.	79,800	4,894,134
Color Kinetics, Inc. (a)	55,800	1,191,330
Empresa Brasileira de Aeronautica - Spon ADR *	121,635	5,036,905
General Electric Co.	89,300	3,322,853
Insituform Technologies - Class A (a)	60,500	1,564,530
Kokuyo Company Ltd.	167,500	2,647,515
Magal Security Systems Ltd. (a)	254,826	2,280,693
Mueller Water Products, Inc. (a)	33,379	497,347
Owens-Illinois, Inc. (a)	31,200	575,640
Smurfit-Stone Container Corp. (a)	374,900	3,958,944
Textron, Inc.	6,400	600,128
Trina Solar Ltd. - ADR (a)	1,500	28,350
Tyco International Ltd.	72,400	2,200,960
USG Corp. (a)	33,700	1,846,760
Washington Group International Inc. (a)	7,000	418,530
Willbros Group Inc. (a)	16,000	302,400
		39,434,176

Insurance 8.45%
Allstate Corp.	58,000	3,776,380
American International Group	50,500	3,618,830
Arch Capital Group Ltd.	37,600	2,542,136
Aspen Insurance Hldg.	26,300	693,268
Chubb Corp.	29,300	1,550,263
Everest Re Group Ltd.	13,900	1,363,729
Hanover Insurance Group, Inc.	9,000	439,200
Hartford Financial Services Group, Inc.	18,000	1,679,580
Montpelier Re Holdings Ltd.	438,000	8,151,180
PartnerRe Ltd. *	44,500	3,160,835
Platinum Underwriters Holdings	110,877	3,430,534
RAM Holdings Ltd. (a)	12,600	180,054
St. Paul Travelers Cos., Inc.	49,500	2,657,655
		33,243,644

Metals & Mining 0.53%
Alcoa, Inc.	16,100	483,161
Coeur d’Alene Mines Corp. (a)	325,600	1,611,720
		2,094,881

Real Estate 5.80%
Aeon Mall Co. Ltd.	18,300	1,033,368
Beijing Capital Land Ltd. (b)	369,000	188,810
Cheung Kong Holdings Ltd.	490,500	6,038,000
Daiwa House Industry Co .	85,000	1,478,509
Diamond City Co. Ltd.	12,700	570,942
Great Eagle Holdings Ltd.	205,000	590,360
Henderson Land Development Co. Ltd.	258,000	1,442,860
Hongkong Land Holdings Ltd.	328,800	1,308,624
Hysan Development Co. Ltd.	266,200	696,447
Mitsui Fudosan Co. Ltd. (a)	113,600	2,773,060
Shanghai Jin Jiang International Hotels Group Co. Ltd. (a) (b)	18,400	8,824
Sistema-Hals - GDR (a) (b)	20,000	266,000
Sun Hung Kai Properties Ltd.	337,000	3,871,148
Trinity Capital PLC (a) (b)	614,774	993,066
Urban Corp.	102,800	1,560,076
		22,820,094

Real Estate Investment Trusts (REITS) 1.00%
Champion REIT (a) (b)	453,000	218,979
Douglas Emmett, Inc.	10,100	268,559
Mills Corp.	172,300	3,446,000
Sunlight Real Estate Investment Trust (a)	19,846	5,766
		3,939,304

Technology & Communications 14.98%
Automatic Data Processing, Inc.	25,000	1,231,250
Avnet, Inc. (a)	174,500	4,454,985
Canadian Satellite - Class A (a) (b)	51,700	299,254
Canadian Satellite (a)	25,000	144,707
Chartered Semiconductor Manufacturing Ltd. (a)	1,700,000	1,418,745
China Communications Construction Co. Ltd. (a) (b)	61,500	60,802
EMC Corp. (a)	190,400	2,513,280
Intel Corp.	284,900	5,769,225
International Rectifier Corp. (a)	124,100	4,781,573
Lenovo Group Ltd.	8,330,000	3,384,133
Marvell Technology Group Ltd. (a)	61,200	1,174,428
News Corp - Class B	166,700	3,710,742
Nokia Corp - Spon ADR	108,700	2,208,784
Photon Dynamics, Inc. (a)	40,000	467,600
Powerchip Semiconductor Corp. (b)	371,000	2,504,843
Qualcomm, Inc.	124,400	4,701,076
Radvision Ltd. (a)	190,800	3,831,264
Seagate Technology	50,700	1,343,550
Sprint Nextel Corp.	218,600	4,129,354
Symantec Corp. (a)	182,200	3,798,870
Time Warner, Inc.	180,300	3,926,934
Trident Microsystems, Inc. (a)	19,100	347,238
Western Digital Corp. (a)	60,500	1,237,830
Yahoo!, Inc. (a)	60,500	1,545,170
		58,985,637

Transportation 1.19%
Allegiant Travel Co. (a)	1,000	28,060
Gol - Linhas Aereas - ADR	65,600	1,880,752
Golar LNG, Ltd. (a)	85,300	1,091,840
Republic Airways Holdings, Inc. (a)	13,100	219,818
Singapore Airlines Ltd.	127,000	1,449,063
		4,669,533

Utilities 4.94%
British Energy Group PLC (a)	51,800	550,729
China Coal Energy Co. (a) (b)	206,000	133,744
China Power International Development Ltd.	1,550,000	850,893
China Resources Power Holdings Co.	693,000	1,045,964
Datang International Power Generation Co. Ltd.	2,704,400	2,816,250
Huadian Power International Co.	3,931,800	1,546,778
Huaneng Power International, Inc.	4,247,000	3,794,743
ITC Holdings Corp.	45,100	1,799,490
Mirant Corp. (a)	27,500	868,175
PNOC Energy Development Corp. (a) (b)	1,931,000	190,935
Reliant Energy, Inc. (a)	94,600	1,344,266
Sinopec Shanghai Petrochemical Co. Ltd.	3,200,000	1,579,780
Sinotrans Ltd.	1,739,000	628,234
Williams Cos., Inc.	60,100	1,569,812
Zhejiang Southeast	1,309,000	723,877
		19,443,670

TOTAL COMMON STOCKS (Cost $394,124,813)		430,899,539

EXCHANGE TRADED FUNDS 4.28%
iShares
Dow Jones Select Dividend	70,000	4,951,800
MSCI Hong Kong	160,400	2,561,588
MSCI Pacific	14,000	1,753,360
MSCI Taiwan	169,900	2,465,249
S&P Latin America 40 *	30,000	5,097,000

TOTAL EXCHANGE TRADED FUNDS (Cost $12,810,635)		16,828,997

PREFERRED STOCKS 0.73%
XL Capital Ltd., 6.50%	122,000	2,882,860

TOTAL PREFERRED STOCKS (Cost $2,873,368)		2,882,860

SHORT TERM INVESTMENTS 14.98%
JP Morgan Prime	13,979,654	13,979,654
Merrill Lynch Premier Institutional	45,000,000	45,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $58,979,654)		58,979,654

CLOSED-END FUNDS 0.43%
The Ottoman Fund (a) (b)	835,800	1,704,395

TOTAL CLOSED-END FUNDS (Cost $1,453,874)		1,704,395

	Coupon	Principal Amount	Value
CORPORATE BONDS 4.21%
Barclays Bank PLC
09/24/2007 (c)	17.00%	2,000,000	2,220,750
Citigroup, Inc.
12/11/2034	5.85%	10,000,000	10,186,820
Consolidated Edison Co. of New York
06/15/2036	6.20%	4,000,000	4,160,776

TOTAL CORPORATE BONDS (Cost $15,881,774)			16,568,346

ASSET/MORTGAGE BACKED SECURITIES 3.76%
FNR
Series 2006-65, Class DP, maturity date 07/25/2036 *	6.00%	9,820,954	9,734,333
Series 2006-83, Class HZ, maturity date 09/25/2036	6.00%	5,100,753	5,048,883

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $14,572,587)			14,783,216

U.S. GOVERNMENT & AGENCY OBLIGATIONS 15.30%
Federal Home Loan Bank System (FHLB)
11/22/2021 ^	8.00%	2,000,000	1,991,100
12/20/2021 (c) ^	7.50%	15,000,000	15,018,750
Federal Home Loan Mortgage Corporation (FHLMC)
08/10/2016 ^	8.55%	7,500,000	7,565,625
10/12/2021 ^	8.00%	10,000,000	9,962,500
Federal National Mortgage Association (FNMA)
09/26/2036 *	6.55%	15,000,000	14,879,115
U.S. Treasury Bond
08/15/2028 *	5.50%	10,000,000	10,806,260
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $60,143,688)			60,223,350

	Expiration Date	Exercise Price	Number of Contracts
PURCHASED OPTIONS 0.84%
Call Options Purchased
iShares Lehman 20+ Year Treasury Bond Fund	January, 2008	$88.00	10,000	3,300,000

TOTAL PURCHASED OPTIONS (Cost $3,007,500)				3,300,000

Total Investments - 154.00% (Cost $563,847,893)				606,170,357

Liabilities in Excess of Other Assets - (9.44)%				(37,137,740)
Liquidation Preference of Auction
Market Preferred Shares, Series M28 and F7
(including dividends payable on preferred shares) - (44.56)%				(175,412,383)
NET ASSETS - 100.00%				$393,620,234

SCHEDULE OF OPTIONS WRITTEN

	Expiration Date	Exercise Price	Number of Contracts	Value

COVERED CALL OPTIONS WRITTEN
iShares Lehman 20+ Year Treasury Bond Fund	January, 2008	$93.00	10,000	$(1,450,000)

TOTAL COVERED CALL OPTIONS WRITTEN
(Premiums received $1,417,456)				$(1,450,000)

SCHEDULE OF SECURITIES SOLD SHORT

Name	Shares
Amazon.com Corp. (a)	(80,200)	$(3,164,692)
American Eagle Outfitters	(96,300)	(3,005,523)
Arch Coal, Inc. (a)	(34,300)	(1,030,029)
Bankunited Financial Corp.	(23,600)	(659,856)
Cheniere Energy, Inc. (a)	(89,200)	(2,575,204)
Comerica, Inc.	(43,900)	(2,576,052)
CONSOL Energy, Inc.	(5,200)	(167,076)
Countrywide Financial	(38,700)	(1,642,815)
Cummins, Inc.	(10,200)	(1,205,436)
Downey Financial Corp.	(36,500)	(2,649,170)
Fifth Third Bancorp	(30,000)	(1,227,900)
Frontline Limited	(58,700)	(1,869,595)
Graco, Inc.	(29,100)	(1,152,942)
Harley-Davidson, Inc.	(33,400)	(2,353,698)
LandAmerica Financial	(45,600)	(2,877,816)
Longs Drug Stores Corp.	(48,000)	(2,034,240)
Panera Bread Co. (a)	(79,900)	(4,467,209)
Patterson-UTI Energy, Inc.	(68,890)	(1,600,315)
Polaris Industries, Inc.	(50,100)	(2,346,183)
Semiconductor HOLDRs Trust	(18,100)	(609,970)
Sony Corp. - Spon ADR	(50,000)	(2,141,500)
Southern Copper Corp.	(18,800)	(1,013,132)
SunTrust Banks, Inc.	(24,000)	(2,026,800)
Thor Industries, Inc.	(31,400)	(1,381,286)
Tidewater, Inc.	(20,000)	(967,200)
Timken Co.	(46,400)	(1,353,952)
Toro Co.	(75,000)	(3,497,250)
United States Steel Corp.	(8,300)	(607,062)

Total Securities Sold Short (Proceeds $53,824,125)		$(52,203,903)

ADR	American Depository Receipt

(a)	Non Income Producing Security

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2006, these securities had total value of $7,729,162 or 1.96% of total net assets.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. As of December 31, 2006, these securities had total value of $17,239,500 or 4.38% of total net assets.

(d)	Private Placement; these securities may only be resold in transactions exempt from registration under the securities Act of 1933.

As of December 31, 2006, these securities had total value of $1,014,150 or 0.26% of total net assets.

^	Floating or variable rate security - rate disclosed as of December 31, 2006. Maturity date represents the next reset date

*	Security, or portion of security, is being held as collateral for written options and/or short sales.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

As of December 31, 2006

Gross appreciation (excess of value over tax cost)	45,543,667
Gross depreciation (excess of tax cost over value)	(6,082,620)
Net unrealized appreciation	39,461,048
Cost of investments for income tax purposes	566,709,309

See Notes to Quarterly Statement of Investments

Notes to Quarterly Statement of Investments

1. Significant Accounting and Operating Policies

Clough Global Equity Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 25, 2005. The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Over-the-counter securities traded on NASDAQ are valued based upon the closing price. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets to purchase put and call options on securities. The Fund may also utilize an additional

10% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of December 31, 2006 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of
September 30, 2006	10,000	$1,417,456
Positions opened	—	—
Options expired	—	—
Options split	—	—

Outstanding, December 31, 2006	10,000	$1,417,456
Market Value, December 31, 2006		$(1,450,000)

PUT OPTIONS  WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of September 30, 2006	4,000	$595,302
Positions opened	—	—
Options expired	(4,000)	(595,302)
Options split	—	—

Outstanding, December 31, 2006	—	$—
Market Value, December 31, 2006		$—

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 1, 2007

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	March 1, 2007